Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Cash flows from operating activities:
Net income	$ 13,754	$ 8,973	$ 8,730
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,809	7,146	6,624
Loss on disposal of restaurant property	103
Write-off of goodwill associated with disposed restaurant property	738
Write-off of deferred debt issuance costs	1,649	2,501
Loan cost amortization	222	627	872
Non-cash interest charge-affiliate			1,775
Non-cash equity based compensation	378	101	170
Non-cash impairment charges		1,400
Deferred income taxes	(1,608)	(1,623)	(317)
Amortization of deferred lease incentives	(285)	(172)	(100)
Changes in operating assets and liabilities:
Restricted cash	761	(976)
Inventories	(2,212)	(1,230)	(155)
Other assets	(2,146)	(550)	(1,392)
Accounts payable	1,313	4,358	(2,366)
Income taxes	1,840	2,492	2,127
Deferred rent obligations	4,245	829	2,452
Other liabilities	3,407	4,627	43
Payments attributable to accrued interest included in advances due affiliate			(6,464)
Net cash provided by operating activities	30,968	28,503	11,999
Cash flows from investing activities:
Proceeds from sale-leaseback transaction		13,235	4,345
Proceeds from sale of property and equipment	1,682
Purchases of property and equipment	(33,635)	(20,063)	(5,550)
Other	(220)	(323)	(5)
Net cash used in investing activities	(32,173)	(7,151)	(1,210)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of underwriter fees and issuance costs	66,457
Proceeds from long-term debt		71,800
Payments of long-term debt	(70,000)	(80,722)	(26,353)
Deferred debt issuance costs	(48)	(2,111)
Advances due to affiliate			(40,663)
Contribution from (distribution to) majority shareholder	1,440	(357)	47,127
Net cash provided by (used in) financing activities	(2,151)	(11,390)	(19,889)
Net increase (decrease) in cash and cash equivalents	(3,356)	9,962	(9,100)
Cash and cash equivalents at beginning of period	14,119	4,157	13,257
Cash and cash equivalents at end of period	10,763	14,119	4,157
Supplemental disclosures of cash flow information:
Cash paid for interest	3,127	5,567	10,109
Cash paid for income taxes	5,283	3,279	(1,939)
Noncash investing and financing activities:
Deemed distribution to parent		$ 477